Pension Plans (Tables)	9 Months Ended
Dec. 31, 2011
Pension, Net Periodic Benefit Costs, Disclosure

Net pension cost of the plans for the nine months ended December 31, 2010 and 2011 consists of the following:

	Three months ended	Three months ended
	Millions of yen
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Service cost	¥2,330	¥2,283
Interest cost	1,026	1,011
Expected return on plan assets	(1,525)	(1,514)
Amortization of transition obligation	(3)	42
Amortization of net actuarial loss	782	913
Amortization of prior service credit	(894)	(895)

Net periodic pension cost	¥1,716	¥1,840

Net pension cost of the plans for the three months ended December 31, 2010 and 2011 consists of the following:

	Three months ended	Three months ended
	Millions of yen
	Three months ended December 31, 2010	Three months ended December 31, 2011
Service cost	¥776	¥761
Interest cost	340	336
Expected return on plan assets	(506)	(504)
Amortization of transition obligation	(1)	14
Amortization of net actuarial loss	260	304
Amortization of prior service credit	(298)	(299)

Net periodic pension cost	¥571	¥612